Reconciliation of Total Net Business Profits Under the Internal Management Reporting System to Income (Loss) Before Income Tax Expense (Benefit) Shown on the Consolidated Statements of Income (Detail) (JPY ¥)
	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits	¥ 741,700,000,000		¥ 702,600,000,000		¥ 622,600,000,000
U.S. GAAP adjustments	(98,400,000,000)		144,100,000,000		(124,900,000,000)
(Provision) credit for loan losses	(647,000,000)		(222,102,000,000)		(567,396,000,000)
Net gains (losses) related to equity investments	2,200,000,000		34,100,000,000		(246,400,000,000)
Non-recurring personnel expense	(22,800,000,000)		(43,900,000,000)		(13,200,000,000)
Gains on disposal of premises and equipment	13,537,000,000		27,543,000,000		23,359,000,000
(Provision) credit for losses on off-balance-sheet instruments	(4,443,000,000)		24,107,000,000		(83,628,000,000)
Others-net	(19,800,000,000)	[1]	20,000,000,000	[1]	31,400,000,000	[1]
Income (loss) before income tax expense (benefit)	¥ 611,357,000,000		¥ 686,455,000,000		¥ (358,094,000,000)

[1]	With respect to the hedges related to credit risk mitigation transactions, the MHFG Group recognized a gain of ¥75.2 billion recorded in Other noninterest income, a loss of ¥90.6 billion recorded in Other noninterest expenses and a loss of ¥8.2 billion recorded in Other noninterest expenses, for the fiscal years ended March 31, 2009, 2010 and 2011, respectively. Amount for the fiscal year ended March 31, 2010 also includes a gain of ¥106.3 billion on a bargain purchase of Shinko which is included in Other noninterest income. See Note 24 "Derivative financial instruments" and Note 3 "Business combination" for further information.